Cash flow information (Tables)	12 Months Ended
Dec. 31, 2024
Cash flow information [Abstract]
Schedule of Reconciliation of Liabilities Arising from Financing Activities Explanatory
		Interest	Lease	Convertible	Revenue-based
	Borrowings	payable	liabilities	bonds	Financing	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 17 )		(Note 12)	(Note 20)	(Note 19)
At January 1, 2023	503,155	415	16,180	—	—	519,750
Changes from financing cash flows	236,453	(30,817)	(7,945)	474,117	20,931	692,739
New leases	—	—	4,516	—	—	4,516
Interest expense	—	31,480	783	—	697	32,960
Increase arising from business combination	15,166	—	5,289	—	—	20,455
Changes in fair values	—	—	—	116,520	—	116,520
Conversion of convertible bonds to shares	—	—	—	(319,335)	—	(319,335)
Disposals	—	—	(4,733)	—	—	(4,733)
Exchange differences	—	—	—	1,382	—	1,382
At December 31, 2023	754,774	1,078	14,090	272,684	21,628	1,064,254

		Interest	Lease	Convertible	Revenue-based
	Borrowings	payable	liabilities	bonds	Financing	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Note 17 )		(Note 12)	(Note 20)	(Note 19)
At January 1, 2024	754,774	1,078	14,090	272,684	21,628	1,064,254
Changes from financing cash flows	86,236	(39,940)	(6,063)	—	(20,849)	19,384
New leases	—	—	4,025	—	—	4,025
Interest expense	—	40,047	564	—	1,825	42,436
Changes in fair values	—	—	—	(426)	—	(426)
Conversion of convertible bonds to shares	—	—	—	(29,785)	—	(29,785)
New issuance of convertible bonds	—	—	—	251,594	—	251,594
Maturity of convertible bonds	—	—	—	(255,458)	—	(255,458)
Disposals	—	—	(4,396)	—	—	(4,396)
Disposal of subsidiaries (Note 5)	(6,965)	—	(3,668)	—	—	(10,633)
Reclassified as liabilities relating to assets classified as held for sale (Note 5)	(10,000)	—	—	—	—	(10,000)
Exchange differences	—	—	—	2,915	—	2,915
At December 31, 2024	824,045	1,185	4,552	241,524	2,604	1,073,910